A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2021

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income
Aeolus Property Catastrophe Keystone PF Fund LP	Global	$472,837	$634,796	0.14%	6/1/2013	Custom Dates	93 days	12/31/2021		(d)
Axonic Special Opportunities SBL Overseas Fund Ltd.	US/Canada	18,500,000	23,364,590	5.21	7/1/2020	Quarterly	180 days	6/30/2022	(e)	$23,364,590
Boundary Creek Fund Offshore Ltd.	Global	15,000,000	16,075,789	3.58	10/1/2020	Quarterly	90 days	12/31/2021	(f)	$4,018,947
L&R Asia Credit Alpha Fund	China (Mainland)	20,720,000	21,250,835	4.73	11/1/2021	Quarterly	60 days	12/31/2024	(e)	$21,250,835
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	8,972,835	13,939,819	3.11	2/1/2017	Quarterly	60 days	12/31/2021	(f)	$3,484,955

Credit/Income Subtotal		63,665,672	75,265,829	16.77
Equity Hedged
Anomaly Capital International, Ltd.	Global	20,000,000	23,978,378	5.34	10/1/2020	Quarterly	60 days	9/30/2022	(e),(f)	$4,286,139
MY Asian Opportunities Fund, L.P. (formally known as York Asian Opportunities Fund, L.P.)	Asia including Japan	22,843,050	31,971,145	7.12	4/1/2018	Quarterly	60 days	12/31/2021		$31,971,145
Parsifal Offshore Ltd.	Global	20,000,000	21,182,748	4.72	3/1/2021	Quarterly	60 days	3/31/2022	(e),(f)	$5,295,687
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	10,782,780	15,678,992	3.49	4/1/2011	Quarterly	45 days	12/31/2021		$15,678,992
Pleiad Asia Offshore Feeder Fund	Asia including Japan	14,112,706	19,870,915	4.43	2/1/2018	Quarterly	60 days	12/31/2021	(f)	$4,967,729
Point72 Capital International, Ltd.	Global	16,588,991	23,010,561	5.12	8/1/2018	Quarterly	45 days	12/31/2021	(f)	$5,752,640

Equity Hedged Subtotal		104,327,527	135,692,739	30.22
Multi-Strategy
Empyrean Capital Overseas Fund, Ltd.	US/Canada	22,000,000	21,966,538	4.89	12/1/2021	Quarterly	65 days	12/31/2021	(f)	$5,491,635
Millennium International Ltd.	Global	3,419,206	8,550,213	1.90	4/1/2011	Quarterly	90 days	12/31/2021	(f)	$2,137,553
Schonfeld Strategic Partners Offshore Fund Ltd.	Global	25,000,000	26,111,539	5.82	6/1/2021	Monthly	45 days	5/31/2022	(e)	$26,111,539

Multi-Strategy Subtotal		50,419,206	56,628,290	12.61
Relative Value
Galton Agency MBS Offshore Fund, Ltd.	US/Canada	16,000,000	14,873,075	3.31	8/1/2021	Monthly	30 days	12/31/2021	(g)	$7,436,538
Linden Investors LP	Global	10,012,879	22,330,130	4.98	4/1/2014	Quarterly	65 days	12/31/2021	(f)	$5,582,533
Symmetry International Fund, Ltd.	Global	31,314,616	56,708,039	12.63	1/1/2015	Anniversary - 2 Years	180 days	12/31/2022		$56,708,039
Two Sigma Spectrum Cayman Fund, Ltd.	Global	6,625,518	10,150,700	2.26	6/1/2015	Quarterly	56 days	12/31/2021		$10,150,700

Relative Value Subtotal		63,953,013	104,061,944	23.18

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2021

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading
East One Commodity Fund Ltd.	Global Markets	$22,000,000	$29,206,342	6.50%	3/1/2021	Monthly	30 days	2/28/2022	(e)	$29,206,342
Element Capital Feeder Fund, Ltd.	Global	17,619,264	25,975,030	5.79	4/1/2016	Quarterly	90 days	12/31/2021	(f)	$6,493,758
Rokos Global Macro Fund, Ltd.	Global	11,554,228	13,998,091	3.12	11/1/2015	Monthly	90 days	12/31/2021	(f)	$3,499,523

Trading Subtotal		51,173,492	69,179,463	15.41

Total Investment Funds		$333,538,910	$440,828,265	98.19%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of December 31, 2021, the Fund is not aware of any uncertainties related to redemptions.

(e)	This holding is under lock-up and is not redeemable without paying a fee.
(f)	The Investment Fund is subject to an investor level gate of 25%.
(g)	The Investment Fund is subject to an investor level gate of 50%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2021

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $440,828,265. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $75,265,829) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of December 31, 2021, the Investment Funds in the credit/income strategy had $74,631,033 representing 99% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $44,615,425, representing 59% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12-36 months after acquisition. The remaining restriction period for these investments ranges from 6-35 months at December 31, 2021.

The Investment Funds in the equity hedged strategy (total fair value of $135,692,739) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2021, the Investment Funds in the equity hedged strategy had $88,042,602, representing 65% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $45,161,126, representing 33% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investments ranges from 2-13 months at December 31, 2021.

The Investment Funds in the multi-strategy strategy (total fair value of $56,628,290) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of December 31, 2021, the Investment Funds in the multi-strategy strategy had $56,628,290, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $26,111,539, representing 46% of the value of the investments in this category, that cannot be redeemed in full because the

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2021

investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 5 months at December 31, 2021.

The Investment Funds in the relative value strategy (total fair value of $104,061,944), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2021, the Investment Funds in the relative value strategy had $37,203,205, representing 36% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the trading strategy (total fair value of $69,179,463) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2021, the Investment Funds in the trading strategy had $69,179,463, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $29,206,342, representing 42% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 2 months at December 31, 2021.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2021.

Please refer to the September 30, 2021 financial statements for full disclosure on the Fund’s portfolio valuation methodology.